Inventories, Net	12 Months Ended
Mar. 31, 2025
Inventories, Net [Abstract]
INVENTORIES, NET

NOTE 4 – INVENTORIES, NET

Inventories as of March 31, 2025 and 2024 consisted of the following:

	As of March 31,
	2025	2024

Raw materials	$435,799	$320,722
Finished goods	448,668	553,682
Provision for inventory write downs	(56,414)	(79,549)
Total inventories, net	$828,053	$794,855